S000084919 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended		120 Months Ended	226 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[3],[4]	Dec. 31, 2025	Dec. 31, 2025
ICE BofA BB-B US High Yield Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.73%	4.12%			6.07%	5.99%	[2]
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [1]	(0.36%) [1]	2.04%		2.01% [1]	3.14%	[1],[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.43%	5.22%			6.76%	5.88%	[2]
Performance Inception Date							Feb. 28, 2007
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	2.83%			5.53%	5.23%	[2]
Performance Inception Date							Feb. 28, 2007
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	2.92%			4.84%	4.57%	[2]
Performance Inception Date							Feb. 28, 2007

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for the Institutional Shares is February 28, 2007.
[3]	Inception for Institutional Shares is May 31, 2018.
[4]	Index returns shown are net of withholding taxes.